DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Interest Rate [Member] | Fair value hedges [member] | Fixed Rate Mortgages [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	£ 186	£ 106
Interest Rate [Member] | Fair value hedges [member] | Fixed Rate Issuance [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	(32)	(17)
Interest Rate [Member] | Fair value hedges [member] | Fixed Rate Bonds [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	[1]	(11)	(27)
Interest Rate [Member] | Cash flow hedges [member] | Customer Loans [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income		651	(418)
Hedge ineffectiveness recognised in the income statement	[1]	98	(17)
Hedged item affected income statement		(362)	(467)
Interest Rate [Member] | Cash flow hedges [member] | Central Bank Balances [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income		237	(63)
Hedge ineffectiveness recognised in the income statement	[1]	36	(5)
Hedged item affected income statement		(66)	(52)
Interest Rate [Member] | Cash flow hedges [member] | Deposits from Customers [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income			(49)
Hedge ineffectiveness recognised in the income statement	[1]		(1)
Hedged item affected income statement		6	(69)
Foreign Exchange [Member] | Cash flow hedges [member] | Foreign Currency Issuance [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income		(265)	85
Hedge ineffectiveness recognised in the income statement	[1]
Hedged cashflows will no longer occur		(101)
Hedged item affected income statement		(92)	(81)
Foreign Exchange [Member] | Cash flow hedges [member] | Deposits from Customers [Member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income		(22)	(22)
Hedge ineffectiveness recognised in the income statement	[1]		(2)
Hedged item affected income statement		£ 7	£ (32)

[1]	Hedge ineffectiveness is included in the income statement within net trading income.